Common Stock - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Shares reserved for conversion of preferred stock	10,835,366
Shares reserved for exercise of outstanding stock options	2,689,935	0
Shares reserved for issuance under equity compensation plans	262,616
Total shares of authorized common stock reserved for future issuance	13,787,917